Net finance income (expense)	6 Months Ended
Jun. 30, 2021
Petrobras Comercializadora de Energia Ltda.PBEN [member]
Net finance income (expense)

7.	Net finance income (expense)
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Finance income	328	282	206	108
Income from investments and marketable securities (Government Bonds)	74	119	45	52
Other income, net	254	163	161	56
Finance expenses	(3,079)	(2,756)	(1,871)	(1,134)
Interest on finance debt	(1,656)	(1,854)	(904)	(846)
Unwinding of discount on lease liabilities	(592)	(652)	(297)	(310)
Discount and premium on repurchase of debt securities	(849)	(262)	(666)	(2)
Capitalized borrowing costs	478	494	266	215
Unwinding of discount on the provision for decommissioning costs	(384)	(352)	(195)	(160)
Other finance expenses and income, net	(76)	(130)	(75)	(31)
Foreign exchange gains (losses) and indexation charges	(869)	(4,334)	3,684	(1,231)
Foreign exchange gains (losses) (*)	1,001	(3,776)	4,443	(2,009)
Reclassification of hedge accounting to the Statement of Income (*)	(2,307)	(2,443)	(1,194)	(1,043)
Recoverable taxes inflation indexation income (**)	474	1,842	461	1,793
Other foreign exchange gains (losses) and indexation charges, net	(37)	43	(26)	28
Total	(3,620)	(6,808)	2,019	(2,257)
(*)	For more information, see notes 29.3c and 29.3a.
(**)	Includes PIS and Cofins inflation indexation income - exclusion of ICMS (VAT tax) from the basis of calculation. See note 11.